STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Common stocks	Treasury stocks	Additional paid-in capital	Retained Earnings [Member]
Beginning balance (in shares) at Dec. 31, 2018		60,813,980
Beginning balance at Dec. 31, 2018		$ 48,001
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series F preferred stocks, net of issuance cost (in shares)		12,876,360
Temporary Equity Issuance of Preferred Stocks, Net of Issuance Cost		$ 29,692
Temporary Equity, Accretion to Redemption Value		$ 2,007
Ending balance (in shares) at Dec. 31, 2019		73,690,340
Ending balance at Dec. 31, 2019		$ 79,700
Beginning balance (in shares) at Dec. 31, 2018			15,754,951	1,914,328
Balance at Dec. 31, 2018		(33,923)	$ 2	$ (1,629)	$ 4,588	$ (36,884)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Accretion of Redemption Discount		(2,007)			(2,007)
APIC, Share-based Payment Arrangement, Increase for Cost Recognition		378			378
Stock options exercised (in shares)			214,309
Stock Issued During Period, Value, Stock Options Exercised		99			99
Net Income (Loss) Attributable to Parent		(7,334)				(7,334)
Ending balance (in shares) at Dec. 31, 2019			15,969,260	1,914,328
Balance at Dec. 31, 2019		(42,787)	$ 2	$ (1,629)	3,058	(44,218)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, Accretion to Redemption Value		$ 7,297
Ending balance (in shares) at Dec. 31, 2020		73,690,340
Ending balance at Dec. 31, 2020	[1]	$ 86,997
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Accretion of Redemption Discount		(7,297)			(4,214)	(3,083)
Adjustments to Additional Paid in Capital, Increase in Carrying Amount of Redeemable Preferred Stock		504			504
APIC, Share-based Payment Arrangement, Increase for Cost Recognition		584			584
Stock options exercised (in shares)			306,349
Stock Issued During Period, Value, Stock Options Exercised		78			78
Net Income (Loss) Attributable to Parent		(812)				(812)
Ending balance (in shares) at Dec. 31, 2020			16,275,609	1,914,328
Balance at Dec. 31, 2020		(49,730)	$ 2	$ (1,629)	10	(48,113)
Increase (Decrease) in Temporary Equity [Roll Forward]
Temporary Equity, Accretion to Redemption Value		$ 77,063
Conversion of redeemable convertible preferred stock into common stock (in shares)		(73,690,340)
Temporary Equity Conversion of Redeemable Convertible Preferred Stock Into Common Stock		$ (164,060)
Ending balance (in shares) at Dec. 31, 2021		0
Ending balance at Dec. 31, 2021	[1]	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred Stock, Accretion of Redemption Discount		(77,063)			(4,172)	(72,891)
Conversion of redeemable convertible preferred stock into common stock (in shares)			73,690,340
Stock Issued During Period, Value, Conversion of Convertible Securities		164,060	$ 7		164,053
Reverse recapitalization, net (in shares)			25,154,340	(1,914,328)
Reverse Recapitalization, Value, Net		126,026	$ 3	$ 1,629	124,394
Conversion of Legacy Innovid warrants ( in shares)			507,994
Stock Issued During Period, Value, Conversion of Warrants		5,080			5,080
Warrant exercised (in shares)	[2]		132,392
APIC, Share-based Payment Arrangement, Increase for Cost Recognition		3,273			3,273
Stock options exercised (in shares)			3,256,705
Stock Issued During Period, Value, Stock Options Exercised		1,081			1,081
Net Income (Loss) Attributable to Parent		(11,472)				(11,472)
Ending balance (in shares) at Dec. 31, 2021			119,017,380	0
Balance at Dec. 31, 2021		$ 161,255	$ 12	$ 0	$ 293,719	$ (132,476)

[1]	Prior period results have been adjusted to reflect the exchange of Innovid Inc’s common stock for Innovid Corp’s common stock at an exchange ratio of approximately 1.337 as a result of the Transaction. See Note 5, “Transaction and Business Combination” in the notes to the consolidated financial statements for further details.
[2]	The warrant was exercised in November 2021 and was net share settled.